Related Party Transactions - Founder Shares (Details) - USD ($)				6 Months Ended	12 Months Ended
	Jan. 06, 2021	Dec. 16, 2020	Jul. 22, 2020	Dec. 31, 2020	Dec. 31, 2021	Jan. 11, 2021
Related Party Transaction [Line Items]
Aggregate purchase price				$ 25,000	$ 1,200,000
Sponsor
Related Party Transaction [Line Items]
Aggregate purchase price			$ 25,000
Founder Shares | Common Class A [Member]
Related Party Transaction [Line Items]
Percentage of assign or sale of shares or warrants, after the completion of the initial business combination			20.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)			$ 12.00
Founder Shares | Common Class B [Member]
Related Party Transaction [Line Items]
Percentage of assign or sale of shares or warrants, after the completion of the initial business combination			20.00%
Founder Shares | Maximum [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)			$ 18.00
Founder Shares | Minimum [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)			$ 18.00
Founder Shares | Sponsor
Related Party Transaction [Line Items]
Percentage of assign or sale of shares or warrants, after the completion of the initial business combination			20.00%
Founder Shares | Sponsor | Common Class A [Member]
Related Party Transaction [Line Items]
Percentage of assign or sale of shares or warrants, after the completion of the initial business combination			20.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)			$ 14.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			20 days
Founder Shares | Sponsor | Common Class B [Member]
Related Party Transaction [Line Items]
Number of shares issued			8,625,000
Aggregate purchase price			$ 25,000
Number of shares surrender		2,875,000
Share dividend	1,150,000
Aggregate number of shares owned	6,900,000
Shares subject to forfeiture	900,000					0
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)	20.00%
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination			30 days
Founder Shares | Sponsor | Minimum [Member] | Common Class A [Member]
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)			$ 16.00